COMMON SHARES - Stock Options Assumptions Used (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Weighted average fair value (in dollars per share)	$ 6.37	$ 5.80	$ 7.22
Expected life	5 years 8 months 12 days	5 years 8 months 12 days	5 years 8 months 12 days
Interest rate	1.90%	2.10%	1.20%
Volatility	19.00%	16.00%	18.00%
Dividend yield	5.00%	4.20%	3.60%
Expense for stock options	$ 13	$ 13	$ 12
Unrecognized compensation costs related to non-vested stock options	$ 14
Employee Stock Option
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Expense recognition period	1 year 8 months 12 days